CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Common Stock [Member]
Beginning balance at Jul. 13, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 13, 2020	0
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 331	24,669	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	3,306,250
Measurement Adjustment for Class A ordinary shares to redemption amount		(24,669)	(13,487,321)	(13,511,990)
Net income (loss)	$ 0	0	(4,563,349)	(4,563,349)	$ (1,308,868)
Ending balance at Dec. 31, 2020	$ 331	0	(18,050,670)	(18,050,339)
Ending balance (in shares) at Dec. 31, 2020	3,306,250
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income (loss)	$ 0	0	4,990,116	4,990,116	$ 998,023
Ending balance at Dec. 31, 2021	$ 331	$ 0	$ (13,060,554)	$ (13,060,223)
Ending balance (in shares) at Dec. 31, 2021	3,306,250